MATERIAL EVENTS DURING THE PERIOD	6 Months Ended
Jun. 30, 2023
Material Events During Period
MATERIAL EVENTS DURING THE PERIOD

NOTE 5 – MATERIAL EVENTS DURING THE PERIOD

1.	The Company entered in February 2023 into a Standby Equity Purchase Agreement (“SEPA”) to raise up to $25,000 in consideration of the issuance of ordinary shares over the course of 36 months with Yorkville. According to the SEPA, the Company may issue Yorkville the ordinary shares at a purchase price as one of two options (i) equal to 96% of the weighted average price (“VWAP”) of the common stock during the applicable pricing period (ii) equal to 97% of the lowest VWAP of the common stock during a pricing period of 3 consecutive trading days commencing on the relevant period.

Yorkville advanced to the Company an aggregate principal amount of $3,500 (the “Pre-Paid Advance”). The Pre-Paid Advance was disbursed in two separate installments evidenced as convertible loans, the first for $1,500 at the closing of the Business Combination, and the second, as subsequently amended, for $2,000 upon the effectiveness of the Initial Yorkville Registration Statement. The purchase price for the Pre-Paid Advance is 92.0% of the Pre-Paid Advance. Such Pre-Paid Advances will be offset upon the issuance of ordinary shares to Yorkville at a price per share equal to the lower of (a) 100% of the daily VWAP of the Ordinary Shares on The Nasdaq Stock Market as of the trading day immediately prior to the date of the disbursement of the Pre-Paid Advance (the “Fixed Price”) (in the case of the first Pre-Paid Advance, $3.65), or (b) 93.0% of the lowest daily VWAP of the Ordinary Shares on Nasdaq during the seven trading days immediately prior to each purchase (the “Variable Price” and the lower of the Fixed Price and the Variable Price shall be referred to as the “Purchase Price”); however, in no event shall the Purchase Price be less than $1.10 (the “Floor Price”). On July 27, 2023, the Company amended the promissory note evidencing the remaining Pre-Paid Advance to decrease the Floor Price to $1.10 (as adjusted for reverse stock split which occurred on August 21, 2023, see also Note 9.1), after the Company was required to repay in cash $500 of principal amount as a result of the Company’s share price being below the original Floor Price. The maturity date will be 12-months after the initial closing of each Pre-Paid Advance. In July 2023, the Company repaid in full the first Pre-Paid Advance in the amount of $1,500. In the period, the Company issued ordinary shares in consideration of $450 in accordance with the terms of the SEPA.

2.	On June 22, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, LLC (the “Underwriter”) relating to the public offering of (i) 13,333,333 ordinary shares of the Company, at a subscription price per share of $0.24 (the “Firm Shares”), (ii) 13,333,333 warrants in the form of Warrant A to subscribe for 13,333,333 ordinary shares, at an exercise price of $0.24 per share (“Warrant A”), and (iii) 13,333,333 warrants in the form of Warrant B to subscribe for 13,333,333 ordinary shares, at an exercise price of $0.24 per share (“Warrant B” and together with Warrant A, the “Firm Warrants” and, collectively with the Firm Shares, the “Firm Securities”).

The Company also granted the Underwriter a 45-day option to subscribe for, in the aggregate, (a) up to 1,999,999 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $0.24 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 1,999,999 ordinary shares at a price per share of $0.2399 (100% of the public offering price allocated to each Firm Share less $0.0001) and the remaining non pre-funded exercise price of each pre-funded warrant will be $0.0001 per share, and/or (b) 1,999,999 warrants in the form of Warrant A to subscribe for an aggregate of 1,999,999 ordinary shares (15% of the Firm Warrants) at an exercise price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant A), and/or (c) 1,999,999 warrants in the form of Warrant B to purchase an aggregate of 1,999,999 ordinary shares (15% of the Firm Warrants) at a purchase price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant B) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants. The Option Shares and the Option Warrants are referred to as the “Option Securities”.

The offering closed on June 27, 2023. The Company delivered the Firm Shares (or Firm Share equivalents in the form of Pre-Funded Warrants), the Firm Warrants and the Option Warrants to the Underwriter on the same day.

The Warrant A terms specify that the warrants may be exercised at any time on or before June 27, 2028. On or after the earlier of (i) the thirty day anniversary of the date of the Underwriting Agreement and (ii) the date on which the aggregate composite trading volume of the Company’s ordinary shares as reported by Bloomberg LP beginning on the date of the Underwriting Agreement exceeds 15,000,000 ordinary shares, a holder of Warrant A warrants may also provide notice and elect a “cashless exercise” pursuant to which the holder would receive an aggregate number of ordinary shares equal to the product of (x) the aggregate number of ordinary shares that would be issuable upon a cash exercise and (y) $0.50. As of the date of publication of these financial statements, an aggregate of 15,195,332 Warrant A warrants were cashless exercised into an aggregate of 7,597,665 ordinary shares.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 5 – MATERIAL EVENTS DURING THE PERIOD (CONT.)

The Warrant B terms specify that the warrants may be exercised at any time on or before June 27, 2028. All of such Warrant B warrants remain outstanding as of the end of period.

Warrant A was valued at $0.0635 which is half of the share market price at the end of the period, assuming cashless exercise. Warrants A were considered to be a derivative financial liability. The terms of warrants B specify that each warrant has a cash exercise price of $0.24. Warrant B was valued at $0.0602 by using the Black-Scholes option-pricing model, with expected volatility of 70.39% and the risk-free interest rate used is 4.13%. Warrants A and B expire in June 2028.

The net proceeds to the Company upon the closing of this offering were approximately $2,580. The capital raise fee amounted to $660.

The Company also granted to the Underwriter, 666,667 warrants at an exercise price of $0.264 per share, which expires after 5 years. The Underwriter’s warrants were valued at $0.0575 per option by using the Black & Scholes option-pricing, with expected volatility of 70.39% and the risk-free interest rate used is 4.13%.

3.

In January 2023, the Company signed an amendment to the agreement with Isorad that determine the following:

(1) for the BCA with Lionheart, (a) Isorad was issued 864,000 options to purchase shares of the Company, which options were issued in January 2023 and valued using the Black-Scholes pricing model, with the main parameters used are: (1) risk-free rate: 3.42%; (2) expected volatility: 81.92%: (3) expected term: up to 3 years; and (4) expected dividend yield: 0%; and (b) Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter (to be paid after reaching an aggregated received amount of $27 million, or at the end of such 13 months, the earlier thereof). In the period, based on the funds the Company actually received, the Company recognized a technology license intellectual property at the amount of $101 against a liability that reflects the due amount; and

(2) Exit fee - in the occurrence of the first M&A event (as such event is defined in such agreement to include mergers, sale of all or substantially all the assets of the Company and similar event) after the closing of the BCA, the Company is to pay a cash amount equal to 1.5% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.

4.	On March 2, 2023, the Company amended its loan agreement dated September 7, 2015, between the Company, its Shareholders and Kamea Fund that postponed the repayment of the borrowings from related party (Bonus Payment) to March 31, 2024 (refer also to Note 9.4 – Subsequent Events).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)